SUPPLEMENT DATED MAY 1, 2010
TO PROSPECTUS DATED MAY 1, 2007

LEGACY BUILDER PLUS
Issued through
Separate Account VUL-A
By
Transamerica Life Insurance Company

The following information hereby supplements or amends, and to the extent inconsistent replaces, certain information contained in your prospectus:

Investment Options:

Please note the following changes to the underlying portfolios for your Policy:

AIM Variable Insurance Funds:

•	As a result of a merger, the name of the Fund now appears as Aim Variable Insurance Funds (Invesco Variable Insurance Funds)
•	AIM V.I. Core Equity Fund was renamed Invesco V.I. Core Equity Fund
•	AIM V.I. Government Securities Fund was renamed Invesco V.I. Government Securities Fund
•	AIM V.I. Capital Appreciation Fund was renamed Invesco V.I. Capital Appreciation Fund

Transamerica Series Trust:

•
Effective April 9, 2010, Transamerica Equity VP was renamed Transamerica WMC Diversified Growth VP and Wellington Management Company, LLP replaced Transamerica Investment Management, LLC as sub-adviser to the portfolio.

•	Effective May 1, 2010, Van Kampen Mid Cap Growth VP was renamed Transamerica Morgan Stanley Mid Cap Growth VP. Van Kampen Asset Management serves as sub-adviser to the portfolio.

Oppenheimer Variable Account Funds:

•	Oppenheimer Strategic Bond Fund/VA was renamed Oppenheimer Global Strategic Income Fund/VA effective May 3, 2010.

* * * * * * *

Financial Condition of the Company

Please replace the first paragraph of this section with the following:

The benefits under the Policy are paid by Western Reserve from its General Account assets and/or your cash value held in the Company’s separate account.  It is important that you understand that payment of the benefits is not guaranteed and depends upon certain factors discussed below.

* * * * * * *

For additional information, you may contact us at our administrative and service office at 1-800-525-6205, from 8:00 a.m. – 4:30 p.m., Central Time. TCI serves as the principal underwriter for the Policies.  More information about TCI is available at http://www.finra.org  or by calling 1-800-289-9999.  You also can obtain an investor brochure from the Financial Regulatory Authority ("FINRA")  describing its Public Disclosure Program.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR MAY 1, 2007 PRODUCT PROSPECTUS